Pension and Other Postretirement Employee Benefit Plans (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Funded Status of Pension and Postretirement Benefit Plans
	2023	2022
Change in pension benefit obligation:
Benefit obligation at beginning of year	$(142)	$(182)
Service cost	(5)	(6)
Interest cost	(4)	(1)
Participant contributions	(2)	(2)
Plan settlements and curtailments	—	4
Benefits and other expenses paid	6	2
Actuarial (loss) gain	(14)	38
Foreign exchange rate impact and other	(10)	5
Benefit obligation at end of year	(171)	(142)
Change in plan assets:
Fair value of plan assets at beginning of year	124	123
Actual return on plan assets	1	3
Employer contributions	5	5
Participant contributions	2	2
Settlements	—	(4)
Benefits and other expenses paid	(6)	(2)
Foreign exchange rate impact	9	(3)
Fair value of plan assets at end of year	135	124
Funded status	$(36)	$(18)

Projected Benefit Obligation and Fair Value of Plan Assets
	2023	2022
Projected benefit obligation	$171	$92
Fair value of plan assets	135	72

Accumulated Benefit Obligation and Fair Value of Plan Assets
	2023	2022
Accumulated benefit obligation	$157	$62
Fair value of plan assets	135	53

Weighted Average Assumptions Used to Determine Benefit Obligations and Cost
	2023	2022
Discount rate	2.0%	2.9%
Rate of compensation increase	2.5%	2.5%
Weighted average assumptions used to determine net periodic pension benefit (cost) at date of measurement:

	2023	2022
Discount rate	2.9%	0.6%
Expected long-term return on plan assets	3.1%	2.3%
Rate of compensation increase	2.5%	2.1%

Components of Net Periodic Pension and Postretirement Benefit (Cost)
Components of net periodic pension and postretirement benefit (cost) ($ in millions):

	2023	2022
Service cost	$(5)	$(6)
Interest cost	(4)	(1)
Expected return on plan assets	4	2
Amortization of prior service credit	1	1
Amortization of net loss	—	(1)
Net periodic pension cost	$(4)	$(5)

Benefit Payments that Reflect Expected Future Service
The following sets forth benefit payments, which reflect expected future service, as appropriate, expected to be paid by the plans in the periods indicated ($ in millions):

2024	$7
2025	8
2026	8
2027	8
2028	10
2029 - 2033	48